Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
10.	Supplemental Cash Flow Information

For the years ended December 31, 2011, 2010 and 2009 we paid interest and related fees of $186.7 million, $254.8 million and $150.4 million, respectively.

For the year ended December 31, 2009, we had non-cash financing activities of $297.8 million in connection with the transfers of Norwegian Sky, Norwegian Majesty and Norwegian Dream, as well as the distribution of the S.S. United States to Genting HK. We also had $3.5 million pertaining to certain estimated tax positions relating to transactions amongst entities under common control. In addition, we had $37.1 million of deferred financing fees capitalized and accrued associated with amendments to our debt agreements, $6.9 million of non-cash activities in connection with our Shipboard Retirement Plan and $1.0 million for a note receivable.

For the years ended December 31, 2011 and 2010, we had no non-cash activities related to capital leases. For the year ended December 31, 2009, we had non-cash investing activities related to capital leases of $6.6 million.